SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details)	12 Months Ended
	May 31, 2024	May 31, 2023
Equity [Abstract]
Expected term (in years)	10 years	10 years
Expected volatility	81.00%	81.00%
Risk-free interest rate	4.10%	3.10%
Dividend yield	0.00%	0.00%